Contract liabilities	12 Months Ended
Dec. 31, 2024
Contract liabilities [abstract]
Contract liabilities
5.28 Contract liabilities
A contract liability has to be recognized when the customer has already provided the consideration or part of the consideration before an entity has fulfilled its performance obligation (agreed goods or services which should be delivered or provided) resulting from the “contract”.
Development of contract liabilities is presented in the table below:

	Year ended December 31
in € thousand	2024	2023
BALANCE AS AT JANUARY 1	5,697	9,411
Revenue recognition	(462)	(4,394)
Redemption	(4,777)	—
Addition	2,500	1,870
Other releases	—	(1,032)
Exchange rate differences	53	(159)
BALANCE AS AT CLOSING DATE	3,010	5,697
Less non-current portion	—	—
CURRENT PORTION	3,010	5,697
As at December 31, 2024, the redemption in the amount of €4.8 million mainly relates to U.S. distributor agreements, for which the obligation to replace vaccine doses was fulfilled in 2024. An upfront payment of €2.5 million is shown under additions and refer to the master collaboration and license agreement with Serum Institute of India regarding IXCHIQ.
In the year ended December 31, 2023, we recognized revenue in the amount of €3.8 million from the Advanced Purchase Agreement (APA) for VLA2001 with the Kingdom of Bahrain. The other releases of €1.0 million were from the divestment of Valneva’s CTM Unit in Solna as of July 1, 2023.